Summary of Significant Accounting Policies - Short-term investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Investments [Abstract]
Short-term investments	¥ 3,950,747	$ 605,478	¥ 111,000
Restricted as collateral for bank borrowings and letter of guarantee	¥ 2,873,398		¥ 96,000